Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Federal
Current	$1,272	$1,434	$1,366
Deferred	(6)	(326)	(108)
Federal income tax	1,266	1,108	1,258
State
Current	279	482	401
Deferred	35	(183)	(196)
State income tax	314	299	205
Total income tax provision	$1,580	$1,407	$1,463

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Tax at statutory rate	$1,661	$1,442	$1,533
State income tax, at statutory rates, net of federal tax benefit	385	322	305
Tax effect of
Tax credits and benefits, net of related expenses	(393)	(272)	(273)
Tax-exempt income	(144)	(142)	(121)
Exam Resolutions	(106)	(35)	—
Revaluation of tax related assets and liabilities(a)	(8)	15	(79)
Nondeductible legal and regulatory expenses	57	76	37
Other items	128	1	61
Applicable income taxes	$1,580	$1,407	$1,463
(a)The 2022 acquisition of MUB resulted in an increase in the Company’s state effective tax rate, requiring the Company to revalue its state deferred tax assets and liabilities. As a result of this revaluation, the Company recorded an estimated net tax benefit of $79 million during 2022.
Reconciliation of Changes Unrecognized Tax Positions
A reconciliation of the changes in the federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Balance at beginning of period	$350	$513	$487
Additions for tax positions taken in prior years	32	141	35
Additions for tax positions taken in the current year	6	3	3
Exam resolutions	(131)	(302)	(8)
Statute expirations	(1)	(5)	(4)
Balance at end of period	$256	$350	$513

Significant Components of the Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2024	2023
Deferred Tax Assets
Securities available-for-sale and financial instruments	$3,129	$3,231
Federal, state and foreign net operating loss, credit carryforwards and other carryforwards	2,772	2,836
Allowance for credit losses	2,086	2,051
Loans	869	1,013
Accrued expenses	767	838
Obligation for operating leases	341	348
Partnerships and other investment assets	264	271
Stock compensation	89	87
Other deferred tax assets, net	383	370
Gross deferred tax assets	10,700	11,045
Deferred Tax Liabilities
Goodwill and other intangible assets	(1,362)	(1,450)
Leasing activities	(1,273)	(1,455)
Mortgage servicing rights	(789)	(758)
Right of use operating leases	(297)	(301)
Pension and postretirement benefits	(184)	(115)
Fixed assets	(28)	(44)
Other deferred tax liabilities, net	(125)	(168)
Gross deferred tax liabilities	(4,058)	(4,291)
Valuation allowance	(389)	(364)
Net Deferred Tax Asset	$6,253	$6,390